ACQUISITIONS - Chulbatkan (Details) oz in Thousands, $ in Millions			12 Months Ended
	Jan. 16, 2020 USD ($)	Jul. 31, 2019 USD ($) oz $ / oz	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Acquisitions and Dispositions
Cash consideration paid			$ 30.0	$ 304.2
Chulbatkan
Acquisitions and Dispositions
Consideration		$ 283.0
Net Smelter Return		1.50%
Future proven and probable reserves per ounce | $ / oz		50
Declared proven and probable ounces | oz		3,250
Buyback right (as percent of smelter return)		0.33%
Right to buyback royalty		$ 10.0
Period for buyback		24 months
Cash consideration paid	$ 141.5
Percentage of consideration paid in first installment	50.00%
Final installment which can be paid in shares	$ 141.5
Chulbatkan | Minimum
Acquisitions and Dispositions
Final installment which can paid in shares (as percent)	60.00%
Chulbatkan | Maximum
Acquisitions and Dispositions
Final installment which can paid in shares (as percent)	100.00%